Note Payable Officer	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 3      Note Payable Officer

Officer’s loans are demand notes totaling $68,000 as of June 30, 2015 and $60,000 as of December 31, 2014.  The $60,000 note as of December 31, 2014 provides for interest at 12% per annum and is unsecured.  Notes payable to the Director resulted in an interest charge of $1,800 and $7,240 for the period ended June 30, 2015 and December 31, 2014 respectively.

The current period note in the amount of $8,000 as of June 30, 2015 was received in the first quarter of 2015.  The note is a demand note, bears interest at 12% per annum and is unsecured.

Note 9 Note Payable Officer

Officer’s loan is a demand note totaling $60,000 as of December 31, 2014 and December 31, 2013.  This note provides for interest at 12% per annum and is unsecured.  Notes payable to the Director resulted in an interest charge of $7,092 and $7,240 for the period ended December 31, 2014 and December 31, 2013 respectively.